Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Cash Flows
Net loss	$ (940,851)	$ (2,509,919)	$ (2,639,472)	$ (479,073)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discounts on convertible debentures and preferred stock	103,035	119,897	134,263	212,982
Bad debts			0	13,835
Change in fair value of derivative liabilities	(156,503)	1,082,407	1,079,355	(572,954)
Interest charge for derivative liabilities in excess of face amount of debt	0	164,310	164,310	0
Loss on settlement/extinguishment of debt	0	(303,100)	209,009	23,324
Shares issued for services	0	0	0	6,000
Stock-based compensation	297,824	292,449	292,449	64,712
Changes in operating assets and liabilities:
Accounts and other receivables	(22,825)	17,236	(16,694)	(7,418)
Inventory	(28,770)	(7,329)	(16,122)	32,360
Prepaid expenses and deposits			0	4,484
Prepaid and other assets	(5,722)	0
Restricted cash			0	0
Accounts payable and accrued liabilities	(44,585)	50,155	42,294	176,142
Deferred revenue, net	11,835	(117,655)	(123,653)	(131,967)
Net Cash Used in Operating Activities	(786,562)	(605,349)	(874,261)	(657,573)
Cash Flows from Financing Activities
Proceeds from issuance of preferred stock, net of offering costs	544,154	229,570	303,070	175,000
Repayment of notes payable and convertible debentures	(123,556)	(50,000)
Proceeds from notes payable			406,449
Repayment of notes payable			(50,000)	0
Proceeds from convertible debentures, net of offering costs	0	298,449	38,500	290,750
Proceeds from issuance of common stock	544,154	151,250	202,973	135,000
Net Cash Provided by Financing Activities	817,347	629,269	900,992	600,750
Change in Cash	30,785	23,920	26,731	(56,823)
Cash, Beginning of Year	26,731	0	0	56,823
Cash, End of Year	57,516	23,920	26,731	0
Supplemental Disclosures:
Interest paid			0	0
Income taxes paid			0	0
Conversion of notes payable and accrued interest:
Fair value of common shares issued	18,610	1,894,562	1,895,562	0
Derecognition of notes payable and accrued interest	(9,616)	(372,454)	(372,454)	0
Derecognition of unamortized discount	0	229,322	229,322	0
Derecognition of derivative liabilities	(8,994)	(1,448,326)	(1,448,326)	0
Conversion of preferred stock:
Fair value of common stock issued	560,597	494,327	648,129	0
Derecognition of preferred stock	(293,057)	(272,221)	(376,325)	92,287
Derecognition of unamortized discount	157,833	163,326	259,971	0
Derecognition of derivative liabilities	(234,443)	(286,782)	(286,782)	0
Deemed divided	(196,787)	(87,897)	(215,039)	(102,088)
Discount related to issuance of preferred stock	294,499	213,534	256,526	690,398
Deemed dividends on preferred stock (excluding conversions)	(89,144)	(262,901)	(262,901)	(219,767)
Cashless exercise of warrants			105,038	0
Original issue discount on convertible debt			0	68,250
Increase in value of warrants	0	370,726	370,726	0
Conversion of accrued liabilities with issuance of common stock	0	67,073	67,073	0
Issuance of common shares for commitment fee on equity line	5,479	8,000	8,000	0
Discount for issuance of convertible debt	0	50,000	184,841	0
Reclassification of security deposit to accounts payable	$ 0	$ 4,013	$ 4,013	$ 0